Income Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Accounting profit before tax	€ 5,571	€ 4,597	€ 3,245
Tax expense at prevailing statutory rate	1,544	1,310	897
Permanent differences	133	(186)	(42)
Changes in deferred tax charge due to changes in tax rates	6	19	1
(Capitalization)/reversal of tax deduction and tax relief	371	(79)	(762)
(Capitalization)/reversal of loss carryforwards	(1,067)	(123)	714
(Increase)/decrease in tax expense arising from temporary differences	569	157	(8)
Other	65	121	46
Current tax expense	1,122	968	1,012
Deferred tax expense/(benefit)	499	251	(166)
Income tax expense	€ 1,621	€ 1,219	€ 846